INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2019
Investments In Associates
INVESTMENTS IN ASSOCIATES

This includes Nuance Group (Chicago) LLC which operates four duty-free stores at O’Hare International Airport of Chicago in Illinois, USA, and Midway Partnership LLC operating duty paid stores at Chicago Midway International Airport.

Summarized statement of financial position

IN MILLIONS OF USD	31.12.2019 NUANCE GROUP (CHICAGO) LLC	31.12.2019 MIDWAY PART- NERSHIP LLC	31.12.2019 OTHER	31.12.2019 TOTAL	31.12.2018 NUANCE GROUP (CHICAGO) LLC	31.12.2018 MIDWAY PART- NERSHIP LLC	31.12.2018 TOTAL
Cash and cash equivalents	3.6	7.7	–	11.3	1.1	1.9	3.0
Other current assets	4.0	4.0	0.1	8.1	4.6	3.1	7.7
Non-current assets	–	8.0	–	8.0	2.8	7.2	10.0
Other current liabilities	(6.4)	(7.5)	(0.5)	(14.4)	(3.9)	(2.4)	(6.3)
Net assets	1.2	12.2	(0.4)	13.0	4.6	9.8	14.4

Proportion of Hudson’s ownership	35.0%	50.0%			35.0%	50.0%
Hudson’s share of the equity	0.4	6.1	–	6.5	1.6	4.9	6.5

Summarized statement of comprehensive income

2019 IN MILLIONS OF USD	NUANCE GROUP (CHICAGO) LLC	MIDWAY PART- NERSHIP LLC	OTHER	TOTAL
Turnover	14.0	20.2	0.1	34.3
Depreciation, amortization and impairment	(0.2)	(0.5)	–	(0.7)
Net profit / (loss)	0.4	(2.5)	–	(2.1)

Total comprehensive income	0.4	(2.5)	–	(2.1)

HUDSON'S SHARE IN PERCENTAGE	35.0	50.0	49.0
Net profit / (loss)	0.1	(1.2)	–	(1.1)
Impairment of investment	(1.4)	–	–	(1.4)
Total comprehensive income	(1.3)	(1.2)	–	(2.5)

2018 IN MILLIONS OF USD	NUANCE GROUP (CHICAGO) LLC	MIDWAY PART- NERSHIP LLC	TOTAL
Turnover	19.6	21.7	41.3
Depreciation, amortization and impairment	(0.1)	–	(0.1)
Net profit / (loss)	(1.0)	0.9	(0.1)

Total comprehensive income	(1.0)	0.9	(0.1)

HUDSON'S SHARE IN PERCENTAGE	35.0	50.0
Net profit / (loss)	(0.4)	0.5	0.1
Total comprehensive income	(0.4)	0.5	0.1

2017 IN MILLIONS OF USD	NUANCE GROUP (CHICAGO) LLC	MIDWAY PART- NERSHIP LLC	TOTAL
Turnover	18.7	15.1	33.8
Depreciation, amortization and impairment	(0.1)	–	(0.1)
Net profit / (loss)	(1.0)	0.2	(0.8)

Total comprehensive income	(1.0)	0.2	(0.8)

HUDSON'S SHARE IN PERCENTAGE	35.0	50.0
Net profit / (loss)	(0.4)	0.1	(0.3)
Total comprehensive income	(0.4)	0.1	(0.3)

The information above reflects the amounts presented in the financial statements of the associates (other than Hudson’s share of amounts) adjusted for differences in accounting policies between the associates and Hudson.

Reconciliation of the carrying amount of investments

IN MILLIONS OF USD	NUANCE GROUP (CHICAGO) LLC	MIDWAY PART- NERSHIP LLC	TOTAL
Contribution to new partnership	–	1.0	1.0
Net profit	(0.4)	0.1	(0.3)
Carrying value at December 31, 2017	2.0	1.1	3.1

Additions	–	3.3	3.3
Net profit	(0.4)	0.5	0.1
Carrying value at December 31, 2018	1.6	4.9	6.5

Additions	0.1	2.4	2.5
Net profit	0.1	(1.2)	(1.1)
Impairment	(1.4)	–	(1.4)
Carrying value at December 31, 2019	0.4	6.1	6.5